Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Financial Guarantee | Hanwha Chemical Corporation
Related Party Transaction [Line Items]
Guarantees for certain liabilities	$ 413.5	$ 361.8